Schedule I - Dividends and capital contributions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended				12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Jan. 28, 2012 Subsidiary of common parent	Jan. 29, 2011 Subsidiary of common parent	Jan. 30, 2010 Subsidiary of common parent	Jan. 28, 2012 Toys R Us Property Company I, LLC	Jan. 30, 2010 Toys R Us Property Company I, LLC	Jan. 28, 2012 Toys Labuan Holdings Limited	Oct. 31, 2011 Toys Labuan Holdings Limited	Jan. 29, 2011 TRU Japan Holdings 2, LLC (Holdings 2)	Jan. 30, 2010 TRU Japan Holdings 2, LLC (Holdings 2)	Jan. 28, 2012 7.625% notes, due fiscal 2011	Jan. 29, 2011 7.625% notes, due fiscal 2011	Jan. 28, 2012 7.625% notes, due fiscal 2011 Toys-Delaware	Jan. 28, 2012 10.75% Senior unsecured notes due fiscal 2017 Toys R Us Property Company I, LLC
Schedule of Investments [Line Items]
Dividends received from subsidiaries				$ 676	$ 180	$ 158	$ 25
Repayment of notes															519
Debt, stated interest rate (percent)													7.625%	7.625%		10.75%
Cash distributions from its property subsidiaries	4	14	7
Non-cash dividend received	63
Capital contribution						47		142	79		21	66
Ownership interest									70.00%	70.00%
Additionally purchased ownership interests											9.00%	28.00%
Repayments of secured real estate loans by subsidiary						$ 200